Related Party Transactions (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2018
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee	$ 1,549,861		$ 2,046,496		$ 1,522,777
Post-Employment Superannuation Contribution	48,947		41,062		44,389
Equity Options			20,443		608,179
Total	1,619,336		2,131,017		2,174,284
Directors [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee	695,603		1,262,209		740,225
Short Term Benefits Bonus
Post-Employment Superannuation Contribution	27,944		20,531		20,049
Long Term Benefits Long-service Leave	12,462		7,794		7,763
Equity Options			20,443		470,000
Total	736,009		1,310,977		1,238,037
Directors [Member] | Geoffrey Kempler [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee	412,544	[1]	395,728	[1]	381,340	[2],[3]
Short Term Benefits Bonus		[1]		[1]		[2],[3]
Post-Employment Superannuation Contribution	21,003	[1]	20,531	[1]	20,049	[2],[3]
Long Term Benefits Long-service Leave	12,462	[1]	7,794	[1]	7,763	[2],[3]
Equity Options		[1]		[1]	235,000	[2],[3]
Total	446,009	[1]	424,053	[1]	644,152	[2],[3]
Directors [Member] | Lawrence Gozlan [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee	60,000		580,000	[4]	60,000	[3]
Short Term Benefits Bonus				[4]		[3]
Post-Employment Superannuation Contribution				[4]		[3]
Long Term Benefits Long-service Leave				[4]		[3]
Equity Options				[4]	58,750	[3]
Total	60,000		580,000	[4]	118,750	[3]
Directors [Member] | Brian Meltzer [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee	73,059		80,000		82,500	[3]
Short Term Benefits Bonus						[3]
Post-Employment Superannuation Contribution	6,941					[3]
Long Term Benefits Long-service Leave						[3]
Equity Options					58,750	[3]
Total	80,000		80,000		141,250	[3]
Directors [Member] | George Mihaly [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee			66,667	[5]	77,500	[3]
Short Term Benefits Bonus				[5]		[3]
Post-Employment Superannuation Contribution				[5]		[3]
Long Term Benefits Long-service Leave				[5]		[3]
Equity Options				[5]	58,750	[3]
Total			66,667	[5]	136,250	[3]
Directors [Member] | Peter Marks [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee	60,000		60,000		60,000	[3]
Short Term Benefits Bonus						[3]
Post-Employment Superannuation Contribution						[3]
Long Term Benefits Long-service Leave						[3]
Equity Options					58,750	[3]
Total	60,000		60,000		118,750	[3]
Directors [Member] | Ira Shoulson [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee			58,314	[5],[6]	78,885	[7]
Short Term Benefits Bonus				[5],[6]		[7]
Post-Employment Superannuation Contribution				[5],[6]		[7]
Long Term Benefits Long-service Leave				[5],[6]		[7]
Equity Options			20,443	[5],[6]		[7]
Total			78,757	[5],[6]	$ 78,885	[7]
Directors [Member] | Dr. David Sinclair [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee	45,000		10,750	[5]
Short Term Benefits Bonus				[5]
Post-Employment Superannuation Contribution				[5]
Long Term Benefits Long-service Leave				[5]
Equity Options				[5]
Total	45,000		10,750	[5]
Directors [Member] | Mr. Tristan Edwards [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee	45,000		10,750	[5]
Short Term Benefits Bonus				[5]
Post-Employment Superannuation Contribution				[5]
Long Term Benefits Long-service Leave				[5]
Equity Options				[5]
Total	$ 45,000		$ 10,750	[5]

[1]	Base Fee includes movements in the annual leave provision relating to Mr. Geoffrey Kempler.
[2]	Base Fee includes movements in the annual leave provision relating to Mr Geoffrey Kempler.
[3]	The Directors received unlisted options during the year. The option prices were calculated using the Black-Scholes Model applying the relevant inputs.
[4]	Includes corporate advisory fees paid to an associated entity of Mr. Lawrence Gozlan in the amount of A$520,000.
[5]	The remuneration for Dr. George Mihaly and Dr. Ira Shoulson covered the period from 1 July 2018 to 8 April 2019, being the last day of being the Company's director. The remuneration for Dr. David Sinclair and Mr. Tristan Edwards covered the period from 8 April 2019, being the date of their appointment as directors of the Company, to June 30, 2019.
[6]	Dr. Ira Shoulson received unlisted options during the year. The option prices were calculated using the Black-Scholes Model applying the relevant inputs.
[7]	Includes consulting fees paid to Dr Ira Shoulson in the amount of A$12,021.